INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSES
DATED FEBRUARY 26, 2021 OF:
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-ACTIVE-PRO-SUP 100521

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED OCTOBER 5, 2021 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified.” The disclosure in the Statement of Additional Information is updated as follows:
The sixth sentence in the first paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify the Funds as “diversified” for purposes of the Investment Company Act of 1940.
In addition and accordingly, each Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-ACTIVE-SOAI-SUP 100521